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                                            HARTFORD LIFE



                                            LINDA M. HERNANDEZ
                                            Legal Specialist


October 5, 1999



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:   Hartford Life Insurance Company
      Putnam Capital Manager Trust Separate Account
      Putnam Hartford Capital Manager: A
      File No. 333-66939

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 3 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on September 29, 1999. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-5228.

Sincerely yours,

/s/ Linda M. Hernandez

Linda M. Hernandez

Enclosure